Unaudited Interim Consolidated Statement of Equity $ in Thousands, $ in Thousands	CAD ($)	USD ($)	Common shares USD ($)	Preferred shares USD ($)	Additional paid-in capital CAD ($)	Additional paid-in capital USD ($)	Accumulated deficit USD ($)	Accumulated OCI USD ($)	Non- controlling interests USD ($)
Beginning Balance at Dec. 31, 2018		$ 3,697,522	$ 3,562,418	$ 184,299		$ 45,553	$ (595,259)	$ (19,385)	$ 519,896
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net earnings (loss)		221,256					243,031		(21,775)
Redeemable non-controlling interests not included in equity		(9,267)							(9,267)
Other comprehensive income (loss)		25,540						22,835	2,705
Dividends declared and distributions to non-controlling interests		(126,649)					(103,917)		(22,732)
Dividends and issuance of shares under dividend reinvestment plan		0	33,447				(33,447)
Contributions received from non-controlling interests		100,318							100,318
Common shares issued upon conversion of convertible debentures		90	90
Common shares issued upon public offering, net of cost		5,093	5,093
Share-based compensation		6,308				6,308
Common shares issued pursuant to share-based awards	$ (3,041)		12,972		$ (6,447)		(9,566)
Ending Balance at Jun. 30, 2019		3,917,170	3,614,020	184,299		45,414	(499,344)	3,636	569,145
Beginning Balance at Dec. 31, 2018		3,697,522	3,562,418	184,299		45,553	(595,259)	(19,385)	519,896
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Other comprehensive income (loss)		11,866
Ending Balance at Dec. 31, 2019		4,406,595	4,017,044	184,299		50,579	(367,107)	(9,761)	531,541
Beginning Balance at Mar. 31, 2019		3,732,771	3,590,351	184,299		41,005	(583,992)	(3,193)	504,301
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net earnings (loss)		147,336					156,625		(9,289)
Redeemable non-controlling interests not included in equity		(4,731)							(4,731)
Other comprehensive income (loss)		9,517						6,829	2,688
Dividends declared and distributions to non-controlling interests		(74,615)					(54,038)		(20,577)
Dividends and issuance of shares under dividend reinvestment plan		0	17,939				(17,939)
Contributions received from non-controlling interests		96,753							96,753
Common shares issued upon conversion of convertible debentures		60	60
Common shares issued upon public offering, net of cost		5,093	5,093
Share-based compensation		4,409				4,409
Common shares issued pursuant to share-based awards	577		577
Ending Balance at Jun. 30, 2019		3,917,170	3,614,020	184,299		45,414	(499,344)	3,636	569,145
Beginning Balance at Dec. 31, 2019		4,406,595	4,017,044	184,299		50,579	(367,107)	(9,761)	531,541
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net earnings (loss)		193,605					222,422		(28,817)
Redeemable non-controlling interests not included in equity		(3,684)							(3,684)
Other comprehensive income (loss)		(48,379)						(44,265)	(4,114)
Dividends declared and distributions to non-controlling interests		(151,847)					(136,811)		(15,036)
Dividends and issuance of shares under dividend reinvestment plan		0	25,822				(25,822)
Contributions received from non-controlling interests		3,371							3,371
Common shares issued upon conversion of convertible debentures		12	12
Common shares issued upon public offering, net of cost		118,300	118,300
Issuance of common shares under employee share purchase plan		1,958	1,958
Share-based compensation		12,509				12,509
Common shares issued pursuant to share-based awards		(9,111)	18,229			(11,254)	(16,086)
Ending Balance at Jun. 30, 2020		4,523,329	4,181,365	184,299		51,834	(323,404)	(54,026)	483,261
Beginning Balance at Mar. 31, 2020		4,204,068	4,050,902	184,299		41,332	(521,314)	(54,495)	503,344
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net earnings (loss)		272,978					286,219		(13,241)
Redeemable non-controlling interests not included in equity		(1,637)							(1,637)
Other comprehensive income (loss)		2,415						469	1,946
Dividends declared and distributions to non-controlling interests		(84,143)					(76,992)		(7,151)
Dividends and issuance of shares under dividend reinvestment plan		0	8,871				(8,871)
Common shares issued upon public offering, net of cost		118,300	118,300
Issuance of common shares under employee share purchase plan		1,165	1,165
Share-based compensation		11,056				11,056
Common shares issued pursuant to share-based awards	$ (873)		2,127		$ (554)		(2,446)
Ending Balance at Jun. 30, 2020		$ 4,523,329	$ 4,181,365	$ 184,299		$ 51,834	$ (323,404)	$ (54,026)	$ 483,261